ACQUISITION DEPOSITS (Details Narrative) $ in Thousands	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	May 19, 2022 USD ($)
Business Acquisition [Line Items]
Total acquisition deposits	$ 760,000	$ 7,364,241		$ 500,000
Toronto High School [Member]
Business Acquisition [Line Items]
Total acquisition deposits	128,048	128,048
Moatfield Property [Member]
Business Acquisition [Line Items]
Installment payments		7,200,000	$ 9,000
New York [Member]
Business Acquisition [Line Items]
Total acquisition deposits	410,000
Olympic University License [Member]
Business Acquisition [Line Items]
Total acquisition deposits	350,000
Installment payments	$ 350,000